CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, Par Value	$ 0.001	$ 0.001
Preferred stock, Shares Issued	1	1
Preferred stock, Shares Outstanding	1	1
Common stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Issued	5,780,165	4,890,424
Common Stock, Shares Outstanding	5,780,165	4,890,424